                        SEMIANNUAL REPORT / APRIL 30 2001

                           AIM GLOBAL HEALTH CARE FUND


                                 [COVER IMAGE]


                                [AIM FUNDS LOGO]

                           --Registered Trademark--

                                 [COVER IMAGE]

                     -------------------------------------

                       BASKET OF APPLES BY JOHN S. BUNKER

           FRESH FRUIT IS FREQUENTLY ASSOCIATED WITH HEALTH AND WELL-

           BEING. USING A DISCIPLINED INVESTMENT APPROACH, AIM GLOBAL

          HEALTH CARE FUND SEEKS TO INVEST IN COMPANIES THAT BRING TO

            THE MARKETPLACE PRODUCTS AND SERVICES DESIGNED TO COMBAT

                          DISEASE AND PROMOTE HEALTH.

                     -------------------------------------

AIM Global Health Care Fund is for shareholders seeking long-term growth of capital by investing in companies around the world involved in health-care activities or in the design, manufacture or sale of products and services used in connection with health care or medicine.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:
o AIM Global Health Care Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales-charge structure and class expenses.
o The fund participates in the initial public offering (IPO) market, and a significant portion of its returns is attributable to its investment in IPOs, which had a magnified impact when the fund's asset base was relatively small. There is no guarantee that with a larger asset base, the fund will continue to experience substantially similar performance by investing in IPOs.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
o Investing in a single-sector mutual fund involves greater risk and potential reward than investing in a more diversified fund.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:
o The unmanaged Lipper Health and Biotechnology Fund Index represents an average of the 10 largest health and biotechnology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

AVERAGE ANNUAL TOTAL RETURNS

The fund's average annual total returns as of the close of the reporting period are shown in a table on the pages that follow. In addition, industry regulations require us to provide average annual returns as of 3/31/01, the most recent calendar quarter-end, which are shown below and include sales charges.

================================================================================
CLASS A SHARES
  Inception (8/7/89)                         15.28%
  10 years                                   13.30
  5 years                                    14.92
  1 year                                     25.08

CLASS B SHARES
  Inception (4/1/93)                         17.94%
  5 years                                    15.24
  1 year                                     25.72

CLASS C SHARES
  Inception (3/1/99)                         19.79%
  1 year                                     29.71

Past performance cannot guarantee comparable future results.
================================================================================

                           AIM GLOBAL HEALTH CARE FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER

                    Dear Fellow Shareholder:

                    The six months ended April 30, 2001, the period covered by
[PHOTO OF           this report, were among the most difficult we have seen in
ROBERT H.           equity markets in years. Major indexes, both foreign and
GRAHAM]             domestic, posted negative returns, with the technology
                    sector and large-cap growth stocks hardest hit. By contrast, most segments of the bond market turned in positive returns.
                        What's the lesson? Well, just as the dot-com disaster
                    taught us that fundamentals such as earnings really do matter after all, I think this bear market has taught us that old-time investing basics such as diversification still matter too.
                        During the long bull market, which ran from 1982 until
                    last year, many pundits began to act as if stocks were risk-free investments, inevitably rising. That was never true. Downturns like the recent one are normal. Since its inception in 1926, the S&P 500 has seen a 20% decline--often used as the definition of a bear market--about every four and one-half to five years.
    Similarly, different asset classes go in and out of favor. Some years growth stocks are the best place to be; other years, value stocks. No one has devised a reliable technique for timing these changes of sentiment. But portfolio diversification has proven to be an effective way to manage the resulting risks over time.

HOW TO DIVERSIFY
One basic way to diversify is by owning funds invested in the three main types of securities: stocks, bonds and money market instruments. Generally speaking, when the stock market is up, the bond market is down and vice versa, while short-term money market investments provide steady return. Holding all three asset classes can help cushion your portfolio against big swings in any one category.
    Within an asset class, it is worth diversifying further. It is helpful, for example, to invest in different types of equities: growth and value stocks, domestic and foreign, large-company and small. Fixed-income assets can be diversified the same way with funds invested across various quality sectors, from super-safe U.S. Treasuries to riskier high-yield bonds. Your financial advisor can help you build a diversified portfolio by selecting a variety of funds.
    Diversifying also means regularly evaluating your assets and realigning the mix when necessary. The right asset mix depends on your financial situation, your age and your goals. Visit with your financial advisor at least once a year to review your investments to make sure they still make sense.

YOUR FUND MANAGERS' COMMENTS
Your fund's portfolio managers discuss your fund in the following pages: what market conditions were like and how they have managed your fund. We hope you find their comments informative.
    If you have any questions or comments, please contact us at any time through our Web site, www.aimfunds.com. Our Client Services Department at 800-959-4246 operates during normal business hours. Information about your account is always available at our Web site and on our automated AIM Investor Line, 800-246-5463.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


                           AIM GLOBAL HEALTH CARE FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

HEALTH-CARE STOCKS SURVIVE MARKET TURMOIL

HOW DID AIM GLOBAL HEALTH CARE FUND PERFORM DURING THE REPORTING PERIOD?
After enjoying excellent performance through the end of 2000 and the start of 2001, health-care stocks pulled back on broader market concerns. But the fund still ended up in positive territory. For the six months ended April 30, 2001, the fund posted total returns of 8.37% for Class A shares and 8.11% for Class B and Class C shares. (These returns are at net asset value, which does not include sales charges.)
    The fund greatly outperformed the Lipper Health and Biotechnology Fund Index, which posted a return of -11.35% for the six months ended April 30, 2001. Net assets in the fund grew from $618 million at our last report to over $700 million by the end of April.

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/01, including sales charges

================================================================================
CLASS A SHARES
  Inception (8/7/89)                15.60%
  10 Years                          14.02
  5 Years                           15.74
  1 Year                            32.09*
  *38.66% excluding sales charges

CLASS B SHARES
  Inception (4/1/93)                18.37%
  5 Years                           16.08
  1 Year                            33.01*
  *38.01% excluding CDSC

CLASS C SHARES
  Inception (3/1/99)                21.34%
  1 Year                            36.95*
  *37.95% excluding CDSC

Past performance cannot guarantee comparable future results.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE
TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.
================================================================================

                     -------------------------------------

                       HEALTH-CARE STOCKS HELD UP WELL AT

                       THE END OF 2000 AND THE BEGINNING

                       OF 2001 AS MANY INVESTORS ROTATED

                         INTO SUCH STOCKS DUE TO THEIR

                               DEFENSIVE NATURE.

                     -------------------------------------

WHAT WAS THE GENERAL MARKET ENVIRONMENT LIKE OVER THE PAST SIX MONTHS?
When the reporting period began, stocks as a whole were already struggling because of concerns about earnings. Even the resolution of the presidential election controversy failed to produce a sustained stock-market rally.
    Market performance improved somewhat with the first in a series of Federal Reserve Board (Fed) interest-rate cuts in January. Investors rushed to buy stocks (such as technology) that had fallen drastically in price during the severe market sell-off late in 2000.
    Nonetheless, investor concerns about corporate profitability again became paramount in February and March, once more sending market indexes tumbling, as a string of high-profile companies issued earnings warnings. Technology stocks, which had led the market upward, now led it downward. Eventually, the sell-off affected nearly every market sector.
    After disappointing investors with a less-than-hoped-for rate cut in March, the Fed unexpectedly cut interest rates again in April, sparking a market upturn. Even so, investors remained concerned about the economy and corporate earnings prospects, and the market rally was tentative.

WHAT WAS THE ENVIRONMENT LIKE FOR HEALTH-CARE STOCKS?
Health-care stocks held up well at the end of 2000 and the beginning of 2001 as many investors rotated into such stocks due to their defensive nature. This is because the health-care sector is typically seen as fairly immune to inflation and other economic factors that may hurt retailers and manufacturers. And while many other market sectors suffered from falling earnings, health care proved to be one group able to maintain its recent record of strong earnings performance.
    Nevertheless, the market's slump broadened to engulf even strong sectors like health care, and the month of March proved to be a difficult one that wiped out many of the previous months' gains. This was something of a surprise given the group's overall solid fundamentals and defensive nature. Some of this downward performance may have been attributable to the drubbing that biotechnology stocks took during the period as many biotech companies had rather speculative valuations.
    Like the broader market, health care as a whole finished April on a positive note. The fundamentals of the group continue to be very solid.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?
The fund continued to be heavily weighted in hospital-management stocks, which stand to deliver strong earnings for the rest of the year. We also increased the fund's weighting in drug stocks since our last report to shareholders. While the relative underperformance of these stocks thus far in 2001 has been surprising, the group continues to enjoy good relative earnings, which has historically led them to outperform the broad market.
    Although the fund's biotechnology weighting has increased since our last report, we continue to be underweight in this group compared to many of our peers.


          See important fund and index disclosures inside front cover.


                           AIM GLOBAL HEALTH CARE FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION
As of 4/30/01, based on total net assets

=====================================================================================================================
TOP 10 EQUITY HOLDINGS                                      TOP 10 INDUSTRIES
---------------------------------------------------------------------------------------------------------------------
  1. Triad Hospitals, Inc.                          9.58%     1. Health Care (Hospital Management)            39.06%

  2. Tenet Healthcare Corp.                         5.84      2. Health Care (Drugs-Generic & Other)          11.97

  3. ICN Pharmaceuticals, Inc.                      5.44      3. Health Care (Medical Products & Supplies)    10.07

  4. Varian Inc.                                    5.32      4. Health Care (Drugs-Major Pharmaceuticals)     9.37

  5. Pfizer Inc.                                    5.18      5. Biotechnology                                 7.63

  6. Health Management Associates, Inc.--Class A    5.10      6. Electronics (Instrumentation)                 5.32

  7. HCA-Healthcare Co. (The)                       4.95      7. Distributors (Food & Health)                  4.19

  8. Community Health Systems, Inc.                 4.82      8. Health Care (Specialized Services)            2.81

  9. Universal Health Services, Inc.--Class B       4.73      9. Health Care (Long Term Care)                  2.33

 10. Amgen Inc.                                     4.43     10. Health Care (Diversified)                     0.16

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.

=====================================================================================================================

    Because of the fund's strategy of investing in growth companies with real earnings, and because many biotech companies are still quite speculative and don't have earnings to speak of, most such companies don't make it into the fund's portfolio. However, the fund's biotech underweight proved to be a plus during the reporting period as the group continued to be quite volatile.
    The fund remained almost entirely invested in U.S. companies, although we do search for opportunities abroad. But the best and most innovative health-care companies continue to be largely found in the United States.

WHAT WERE SOME COMPANIES YOU FAVORED?

o Our largest holding, TRIAD HOSPITALS, is one of the largest hospital operators in the country thanks to its recent purchase of Quorum Health Group. The company operates some 50 hospitals, plus 14 outpatient surgery centers, in the Sunbelt and western states where it faces little competition.
o New to our list of top 10 holdings is COMMUNITY HEALTH SYSTEMS. An owner and operator of full-service acute-care hospitals, the company is typically the predominant health-care provider in many of the non-urban, southern U.S. areas it serves.
o Biotech giant AMGEN has a pipeline of promising drugs in various stages of development. One of only a few profitable biotech companies, Amgen is best known for its anti-anemia drug Epogen and its immune-system stimulator Neupogen.

WHAT WERE CONDITIONS LIKE AS THE REPORTING PERIOD CLOSED?
Even after April's stock-market rally, investors continued to be cautious as unemployment crept higher and consumer confidence edged lower. Although investors and analysts both agreed that financial markets would continue to be choppy, there was renewed optimism that the worst of the markets' slump may be over.
    While inflation remains low, the Fed is ever diligent in watching to see if more stimulus will be needed to jump-start the sagging U.S. economy. Fed rate cuts have historically had a positive impact on markets, though the effects often do not appear for months as the cuts trickle down through the economy.
    Health-care stocks finished April strongly, and the outlook and fundamentals for the sector remain strong, particularly if general uncertainty about the U.S. economy and corporate earnings persists.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------


          See important fund and index disclosures inside front cover.

                           AIM GLOBAL HEALTH CARE FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION



AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
    Even within AIM, only people involved with servicing your accounts have access to your information. To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

                                  [LOCK IMAGE]

  A I M Capital Management, Inc. o A I M Distributors, Inc.o The AIM Family of
        Funds--Registered Trademark-- o AMVESCAP National Trust Company

                           AIM GLOBAL HEALTH CARE FUND

SCHEDULE OF INVESTMENTS
April 30, 2001
(Unaudited)

                                                     MARKET
                                       SHARES        VALUE
DOMESTIC COMMON STOCKS-90.98%

BIOTECHNOLOGY-7.60%

Aclara Biosciences Inc.(a)               20,000   $    104,000
--------------------------------------------------------------
Amgen Inc.(a)                           515,000     31,487,100
--------------------------------------------------------------
Cell Therapeutics, Inc.(a)               10,000        249,500
--------------------------------------------------------------
Diacrin, Inc.(a)                        280,000        386,400
--------------------------------------------------------------
Exelixis, Inc.(a)                         5,000         68,500
--------------------------------------------------------------
Guilford Pharmaceuticals, Inc.(a)       835,000     16,708,350
--------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)            40,000      1,968,000
--------------------------------------------------------------
Incyte Genomics, Inc.(a)                 90,000      1,451,250
--------------------------------------------------------------
Invitrogen Corp.(a)                       5,000        352,550
--------------------------------------------------------------
Medarex, Inc.(a)                         15,000        358,650
--------------------------------------------------------------
Protein Design Labs, Inc.(a)             10,000        642,500
--------------------------------------------------------------
Titan Pharmaceuticals, Inc.(a)            5,000        176,250
--------------------------------------------------------------
XOMA Ltd.(a)                             10,000        111,900
==============================================================
                                                    54,064,950
==============================================================

DISTRIBUTORS (FOOD & HEALTH)-4.19%

AmeriSource Health Corp.-Class A(a)     550,000     29,700,000
--------------------------------------------------------------
Owens & Minor, Inc.                       5,000         97,300
==============================================================
                                                    29,797,300
==============================================================

ELECTRONICS (INSTRUMENTATION)-5.32%

Varian Inc.(a)                        1,170,000     37,814,400
==============================================================

EQUIPMENT (SEMICONDUCTOR)-0.01%

Varian Semiconductor Equipment
  Associates, Inc.(a)                     1,000         45,550
==============================================================

HEALTH CARE (DIVERSIFIED)-0.16%

Bristol-Myers Squibb Co.                 20,000      1,120,000
==============================================================

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-10.00%

Aradigm Corp.(a)                      1,560,000     11,778,000
--------------------------------------------------------------
ARIAD Pharmaceuticals, Inc.(a)           10,000         47,800
--------------------------------------------------------------
Forest Laboratories, Inc.(a)            270,000     16,510,500
--------------------------------------------------------------
ICN Pharmaceuticals, Inc.             1,510,000     38,686,200
--------------------------------------------------------------
King Pharmaceuticals, Inc.(a)             5,000        210,650
--------------------------------------------------------------
MedImmune, Inc.(a)                       20,000        783,000
--------------------------------------------------------------
OraPharma, Inc.(a)                      380,000      2,394,000
--------------------------------------------------------------
Sepracor Inc.(a)                         25,000        659,000
==============================================================
                                                    71,069,150
==============================================================

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-9.37%

Merck & Co., Inc.                       310,000     23,550,700
--------------------------------------------------------------
Pfizer Inc.                             850,000     36,805,000
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-(CONTINUED)

Pharmacia Corp.                         120,000   $  6,271,200
==============================================================
                                                    66,626,900
==============================================================

HEALTH CARE (HOSPITAL
  MANAGEMENT)-39.06%

Community Health Systems, Inc.(a)     1,200,000     34,248,000
--------------------------------------------------------------
HCA-Healthcare Co. (The)                910,000     35,217,000
--------------------------------------------------------------
Health Management Associates,
  Inc.-Class A(a)                     2,025,000     36,288,000
--------------------------------------------------------------
Province Healthcare Co.(a)            1,118,200     28,648,284
--------------------------------------------------------------
Tenet Healthcare Corp.(a)               930,000     41,515,200
--------------------------------------------------------------
Triad Hospitals, Inc.(a)              2,215,680     68,132,160
--------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                       375,000     33,660,000
==============================================================
                                                   277,708,644
==============================================================

HEALTH CARE (LONG TERM CARE)-2.33%

Select Medical Corp.(a)               1,250,000     16,537,500
==============================================================

HEALTH CARE (MANAGED CARE)-0.03%

CIGNA Corp.                                 500         53,350
--------------------------------------------------------------
PacifiCare Health Systems, Inc.(a)        3,000        106,170
--------------------------------------------------------------
UnitedHealth Group Inc.                   1,000         65,480
==============================================================
                                                       225,000
==============================================================

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-10.07%

Caliper Technologies Corp.(a)            15,000        345,000
--------------------------------------------------------------
CONMED Corp.(a)                           4,000         86,360
--------------------------------------------------------------
INAMED Corp.(a)                         863,600     18,109,692
--------------------------------------------------------------
ORATEC Interventions, Inc.(a)             5,000         30,950
--------------------------------------------------------------
PhotoMedex, Inc.(a)                      10,000         64,100
--------------------------------------------------------------
PolyMedica Corp.(a)                     900,000     24,444,000
--------------------------------------------------------------
PSS World Medical, Inc.(a)            1,680,000      7,644,000
--------------------------------------------------------------
STAAR Surgical Co.(a)                   670,000      2,780,500
--------------------------------------------------------------
Syncor International Corp.(a)           512,300     18,063,698
--------------------------------------------------------------
Varian Medical Systems, Inc.(a)           1,000         68,900
==============================================================
                                                    71,637,200
==============================================================

HEALTH CARE (SPECIALIZED SERVICES)-2.81%

ALZA Corp.(a)                            70,000      3,200,400
--------------------------------------------------------------
Charles River Laboratories
  International, Inc.(a)                105,000      2,604,000
--------------------------------------------------------------
DaVita, Inc.(a)                           5,000         88,000
--------------------------------------------------------------
HEALTHSOUTH Corp.(a)                  1,000,000     14,050,000
--------------------------------------------------------------
Lincare Holdings Inc.(a)                  1,000         49,870
==============================================================
                                                    19,992,270
==============================================================

                                                     MARKET
                                       SHARES        VALUE
WASTE MANAGEMENT-0.03%

Stericycle, Inc.(a)                       5,000   $    209,500
==============================================================
    Total Domestic Common Stocks
      (Cost $555,410,172)                          646,848,364
==============================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-2.00%

FRANCE-0.03%

Sanofi-Synthelabo S.A. (Health
  Care-Drugs- Generic & Other)            3,000        179,955
==============================================================

GERMANY-1.70%

Altana A.G. (Health
  Care-Drugs-Generic & Other)           100,000     12,067,960
==============================================================

ISRAEL-0.15%

Teva Pharmaceutical Industries
  Ltd.-ADR (Health
  Care-Drugs-Generic & Other)            20,000      1,089,000
==============================================================

JAPAN-0.09%

Banyu Pharmaceutical Co., Ltd.
  (Health Care- Drugs-Generic &
  Other)                                  3,000         55,238
--------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd.
  (Health Care- Drugs-Generic &
  Other)                                  4,000         59,407
--------------------------------------------------------------
Daiichi Pharmaceutical Co., Ltd.
  (Health Care- Drugs-Generic &
  Other)                                  3,000         65,315
--------------------------------------------------------------
Eisai Co., Ltd. (Health
  Care-Drugs-Generic & Other)             5,000        128,283
--------------------------------------------------------------
Kissei Pharmaceutical Co., Ltd.
  (Health Care- Drugs-Generic &
  Other)                                  2,000         40,225
--------------------------------------------------------------
Kyowa Hakko Kogyo Co., Ltd. (Health
  Care- Drugs-Generic & Other)            5,000         36,016
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
JAPAN-(CONTINUED)

Rohto Pharmaceutical Co., Ltd.
  (Health Care- Drugs-Generic &
  Other)                                  8,000   $     75,497
--------------------------------------------------------------
Shionogi & Co., Ltd. (Health
  Care-Drugs- Generic & Other)            3,000         52,810
--------------------------------------------------------------
Taisho Pharmaceutical Co., Ltd.
  (Health Care- Drugs-Generic &
  Other)                                  2,000         39,335
--------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Health Care- Drugs-Generic &
  Other)                                  1,000         48,238
--------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Health Care-Drugs-Generic &
  Other)                                  2,000         55,360
==============================================================
                                                       655,724
==============================================================

SWITZERLAND-0.03%

Serono S.A.-ADR (Biotechnology)(a)       10,000        206,000
==============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $14,150,669)                                  14,198,639
==============================================================

MONEY MARKET FUNDS-5.40%

STIC Liquid Assets Portfolio(b)      19,211,616     19,211,616
--------------------------------------------------------------
STIC Prime Portfolio(b)              19,211,616     19,211,616
==============================================================
    Total Money Market Funds (Cost
      $38,423,232)                                  38,423,232
==============================================================
TOTAL INVESTMENTS-98.38% (Cost
  $607,984,073)                                    699,470,235
==============================================================
OTHER ASSETS LESS LIABILITIES-1.62%                 11,539,250
==============================================================
NET ASSETS-100.00%                                $711,009,485
______________________________________________________________
==============================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
 6

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $607,984,073)*                                $699,470,235
------------------------------------------------------------
Receivables for:
  Investments sold                                14,108,312
------------------------------------------------------------
  Fund shares sold                                 2,813,535
------------------------------------------------------------
  Dividends                                          168,931
------------------------------------------------------------
Collateral for securities loaned                  60,879,359
------------------------------------------------------------
Other assets                                          32,994
============================================================
    Total assets                                 777,473,366
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,492,050
------------------------------------------------------------
  Fund shares reacquired                           1,982,327
------------------------------------------------------------
  Collateral upon return of securities loaned     60,879,359
------------------------------------------------------------
Accrued advisory fees                                535,365
------------------------------------------------------------
Accrued administrative services fees                  10,177
------------------------------------------------------------
Accrued distribution fees                            416,919
------------------------------------------------------------
Accrued trustees' fees                                   919
------------------------------------------------------------
Accrued transfer agent fees                           81,018
------------------------------------------------------------
Accrued operating expenses                            65,747
============================================================
    Total liabilities                             66,463,881
============================================================
Net assets applicable to shares outstanding     $711,009,485
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $509,644,689
____________________________________________________________
============================================================
Class B                                         $178,884,285
____________________________________________________________
============================================================
Class C                                         $ 22,480,511
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           17,418,397
____________________________________________________________
============================================================
Class B                                            6,512,984
____________________________________________________________
============================================================
Class C                                              818,280
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      29.26
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $29.26 divided by
      95.25%)                                   $      30.72
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      27.47
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      27.47
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $2,989)                                        $   425,799
------------------------------------------------------------
Dividends from affiliated money market funds         729,583
------------------------------------------------------------
Security lending income                                7,816
============================================================
    Total investment income                        1,163,198
============================================================

EXPENSES:

Advisory fees                                      3,260,619
------------------------------------------------------------
Administrative services fees                          62,059
------------------------------------------------------------
Custodian fees                                        43,446
------------------------------------------------------------
Distribution fees -- Class A                       1,229,308
------------------------------------------------------------
Distribution fees -- Class B                         822,107
------------------------------------------------------------
Distribution fees -- Class C                          89,007
------------------------------------------------------------
Transfer agent fees                                  576,535
------------------------------------------------------------
Trustees' fees                                        12,677
------------------------------------------------------------
Other                                                 94,470
============================================================
    Total expenses                                 6,190,228
============================================================
Less: Expenses paid indirectly                        (8,610)
============================================================
    Net expenses                                   6,181,618
============================================================
Net investment income (loss)                      (5,018,420)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES

Net realized gain from:
  Investment securities                          146,611,974
------------------------------------------------------------
  Foreign currencies                                   8,820
============================================================
                                                 146,620,794
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (91,946,246)
------------------------------------------------------------
  Foreign currencies                                     959
============================================================
                                                 (91,945,287)
============================================================
Net gain from investment securities and foreign
  currencies                                      54,675,507
============================================================
Net increase in net assets resulting from
  operations                                     $49,657,087
____________________________________________________________
============================================================

* At April 30, 2001, securities with an aggregate market value of $59,685,646 were on loan to brokers.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended April 30, 2001 and the year ended October 31, 2000 (Unaudited)

                                                               APRIL 30,     OCTOBER 31,
                                                                  2001           2000
                                                              ------------   ------------
OPERATIONS:

  Net investment income (loss)                                $ (5,018,420)  $ (4,947,036)
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                 146,620,794     78,246,407
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (91,945,287)    92,894,528
=========================================================================================
    Net increase in net assets resulting from operations        49,657,087    166,193,899
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (50,672,022)   (33,324,503)
-----------------------------------------------------------------------------------------
  Class B                                                      (17,239,564)    (9,919,856)
-----------------------------------------------------------------------------------------
  Class C                                                       (1,699,076)      (162,378)
-----------------------------------------------------------------------------------------
  Advisor Class*                                                        --        (84,346)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       62,615,841      9,141,881
-----------------------------------------------------------------------------------------
  Class B                                                       39,922,533     14,704,535
-----------------------------------------------------------------------------------------
  Class C                                                       10,779,581      9,136,876
-----------------------------------------------------------------------------------------
  Advisor Class*                                                        --       (710,294)
=========================================================================================
    Net increase in net assets                                  93,364,380    154,975,814
=========================================================================================

NET ASSETS:

  Beginning of period                                          617,645,105    462,669,291
=========================================================================================
  End of period                                               $711,009,485   $617,645,105
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $477,980,330   $364,662,375
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                    (5,018,420)             0
-----------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities
    and foreign currencies                                     146,564,684     69,554,552
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          91,482,891    183,428,178
=========================================================================================
                                                              $711,009,485   $617,645,105
_________________________________________________________________________________________
=========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

NOTES TO FINANCIAL STATEMENTS
April 30, 2001
(Unaudited)


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Global Health Care Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2001, AIM was paid $62,059 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2001, AFS was paid $373,100 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund , pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $1,229,308, $822,107 and $89,007, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $136,838 from sales of the Class A shares of the Fund during the six months ended April 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2001, AIM Distributors received $11,444 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended April 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $7,716 and reductions in custodian fees of $894 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $8,610.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At April 30, 2001, securities with an aggregate value of $59,685,646 were on loan to brokers. The loans were secured by cash collateral of $60,879,359 received by the Fund and invested in affiliated money market funds as follows:
$30,439,680 in STIC Liquid Assets Portfolio and $30,439,679 in STIC Prime Portfolio. For the six months ended April 30, 2001, the Fund received fees of $7,816 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2001 was $664,562,725 and $654,823,579, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $116,838,427
---------------------------------------------------------
Aggregate unrealized appreciation
  (depreciation) of investment securities     (25,355,130)
=========================================================
Net unrealized appreciation of investment
  securities                                 $ 91,483,297
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $607,986,938.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2001 and the year ended October 31, 2000 were as follows:

                                                                    APRIL 30, 2001               OCTOBER 31, 2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      2,539,997    $ 75,232,214     2,265,037    $ 61,242,852
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,074,115      57,399,038     1,557,713      38,869,448
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        466,818      12,993,824       775,066      19,232,447
----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --        12,143         310,037
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,674,740      47,026,687     1,402,570      30,940,689
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        607,433      16,041,792       437,951       9,188,203
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         62,106       1,640,220         6,991         146,741
----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --         3,706          84,344
======================================================================================================================
Conversion of Advisor Class shares to Class A shares:**
  Class A                                                             --              --        44,266       1,041,571
----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --       (42,881)     (1,041,571)
======================================================================================================================
Reacquired:
  Class A                                                     (2,082,891)    (59,643,060)   (3,330,391)    (84,083,231)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,246,675)    (33,518,297)   (1,400,658)    (33,353,116)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (143,098)     (3,854,463)     (405,278)    (10,242,312)
----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --        (2,513)        (63,104)
======================================================================================================================
                                                               3,952,545    $113,317,955     1,323,722    $ 32,272,998
______________________________________________________________________________________________________________________
======================================================================================================================

 * Advisor Class share activity for the period November 1, 1999 through February 11, 2000.
** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                    -----------------------------------------------------------------------------
                                                       SIX MONTHS                         YEAR ENDED OCTOBER 31,
                                                          ENDED          --------------------------------------------------------
                                                    APRIL 30, 2001(a)    2000(a)     1999(a)     1998(a)     1997(a)     1996(a)
                                                    -----------------    --------    --------    --------    --------    --------
Net asset value, beginning of period                    $  30.12         $  24.00    $  20.15    $  27.98    $  23.60    $  21.84
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.20)           (0.22)      (0.19)      (0.21)      (0.25)      (0.17)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         2.58             8.62        4.04       (0.91)       6.48        4.79
=================================================================================================================================
    Total from investment operations                        2.38             8.40        3.85       (1.12)       6.23        4.62
=================================================================================================================================
Less distributions:
  Distributions from net realized gains                    (3.24)           (2.28)         --       (6.70)      (1.85)      (2.86)
---------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments               --               --          --       (0.01)         --          --
=================================================================================================================================
    Total distributions                                    (3.24)           (2.28)         --       (6.71)      (1.85)      (2.86)
=================================================================================================================================
Net asset value, end of period                          $  29.26         $  30.12    $  24.00    $  20.15    $  27.98    $  23.60
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             8.37%           38.49%      19.11%      (4.71)%     28.36%      23.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $509,645         $460,445    $357,747    $357,534    $472,083    $467,861
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     1.70%(c)         1.73%       1.82%       1.84%       1.80%       1.84%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               (1.35)%(c)       (0.85)%     (0.81)%     (0.98)%     (1.03)%     (0.75)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       99%             242%        123%        187%        149%        157%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $495,798,274.

                                                                                       CLASS B
                                                    -----------------------------------------------------------------------------
                                                       SIX MONTHS                         YEAR ENDED OCTOBER 31,
                                                          ENDED          --------------------------------------------------------
                                                    APRIL 30, 2001(a)    2000(a)     1999(a)     1998(a)     1997(a)     1996(a)
                                                    -----------------    --------    --------    --------    --------    --------
Net asset value, beginning of period                    $  28.53         $  22.96    $  19.37    $  27.27    $  23.15    $  21.56
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.25)           (0.34)      (0.30)      (0.30)      (0.37)      (0.27)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         2.43             8.19        3.89       (0.89)       6.34        4.72
=================================================================================================================================
    Total from investment operations                        2.18             7.85        3.59       (1.19)       5.97        4.45
=================================================================================================================================
Less distributions:
  Distributions from net realized gains                    (3.24)           (2.28)         --       (6.70)      (1.85)      (2.86)
---------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments               --               --          --       (0.01)         --          --
=================================================================================================================================
    Total distributions                                    (3.24)           (2.28)         --       (6.71)      (1.85)      (2.86)
=================================================================================================================================
Net asset value, end of period                          $  27.47         $  28.53    $  22.96    $  19.37    $  27.27    $  23.15
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             8.11%           37.78%      18.53%      (5.20)%     27.75%      22.59%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $178,884         $144,861    $102,916    $100,311    $147,440    $107,622
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     2.20%(c)         2.23%       2.33%       2.34%       2.30%       2.34%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               (1.85)%(c)       (1.35)%     (1.32)%     (1.48)%     (1.53)%     (1.25)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       99%             242%        123%        187%        149%        157%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $165,784,102.

                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                                 SIX MONTHS        YEAR ENDED         MARCH 1, 1999
                                                                    ENDED          OCTOBER 31,    (DATE SALES COMMENCED)
                                                              APRIL 30, 2001(a)      2000(a)      TO OCTOBER 31, 1999(a)
                                                              -----------------    -----------    ----------------------
Net asset value, beginning of period                               $ 28.53           $ 22.96               22.50
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.25)            (0.34)              (0.21)
------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              2.43              8.19                0.67
========================================================================================================================
    Total from investment operations                                  2.18              7.85                0.46
========================================================================================================================
Less distributions from net realized gains                           (3.24)            (2.28)                 --
========================================================================================================================
    Total distributions                                              (3.24)            (2.28)                 --
========================================================================================================================
Net asset value, end of period                                     $ 27.47           $ 28.53              $22.96
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                       8.11%            37.77%               2.04%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $22,481           $12,339              $1,278
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                               2.20%(c)          2.23%               2.33%(d)
========================================================================================================================
Ratio of net investment income (loss) to average net assets          (1.85)%(c)        (1.35)%             (1.32)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                                 99%              242%                123%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $17,948,840.
(d)  Annualized.

BOARD OF TRUSTEES                          OFFICERS                                  OFFICE OF THE FUND
C. Derek Anderson                          Robert H. Graham                          11 Greenway Plaza
Senior Managing Partner,                   Chairman and President                    Suite 100
Plantagenet Capital                                                                  Houston, TX 77046
Management, LLC (an investment             Dana R. Sutton
partnership); Chief Executive Officer,     Vice President and Treasurer              INVESTMENT MANAGER
Plantagenet Holdings, Ltd.
(an investment banking firm)               Melville B. Cox                           A I M Advisors, Inc.
                                           Vice President                            11 Greenway Plaza
Frank S. Bayley                                                                      Suite 100
Partner, law firm of                       Gary T. Crum                              Houston, TX 77046
Baker & McKenzie                           Vice President
                                                                                     TRANSFER AGENT
Robert H. Graham                           Carol F. Relihan
President and Chief Executive Officer,     Vice President and Secretary              A I M Fund Services, Inc.
A I M Management Group Inc.                                                          P.O. Box 4739
                                           Mary J. Benson                            Houston, TX 77210-4739
Ruth H. Quigley                            Assistant Vice President and
Private Investor                           Assistant Treasurer                       CUSTODIAN

                                           Sheri Steward Morris                      State Street Bank and Trust Company
                                           Assistant Vice President and              225 Franklin Street
                                           Assistant Treasurer                       Boston, MA 02110

                                           Juan E. Cabrera, Jr.                      COUNSEL TO THE FUND
                                           Assistant Secretary
                                                                                     Kirkpatrick & Lockhart LLP
                                           Jim A. Coppedge                           1800 Massachusetts Avenue, N.W.
                                           Assistant Secretary                       Washington, D.C. 20036-1800

                                           Renee A. Friedli                          COUNSEL TO THE TRUSTEES
                                           Assistant Secretary
                                                                                     Paul, Hastings, Janofsky & Walker LLP
                                           P. Michelle Grace                         Twenty Third Floor
                                           Assistant Secretary                       555 South Flower Street
                                                                                     Los Angeles, CA 90071
                                           John. H. Lively
                                           Assistant Secretary                       DISTRIBUTOR

                                           Nancy L. Martin                           A I M Distributors, Inc.
                                           Assistant Secretary                       11 Greenway Plaza
                                                                                     Suite 100
                                           Ofelia M. Mayo                            Houston, TX 77046
                                           Assistant Secretary

                                           Lisa Moss
                                           Assistant Secretary

                                           Kathleen J. Pflueger
                                           Assistant Secretary

                                           Stephen R. Rimes
                                           Assistant Secretary

                                           Timothy D. Yang
                                           Assistant Secretary




THE AIM FAMILY OF FUNDS--Registered Trademark--

                                  EQUITY FUNDS

    DOMESTIC EQUITY FUNDS               INTERNATIONAL/GLOBAL EQUITY FUNDS       A I M Management Group Inc. has provided
                                                                                leadership in the mutual fund industry since
                                              MORE AGGRESSIVE                   1976 and managed approximately $154 billion
      MORE AGGRESSIVE                                                           in assets for nine million shareholders,
                                          AIM Latin American Growth             including individual investors, corporate
AIM Small Cap Opportunities(1)            AIM Developing Markets                clients and financial institutions, as of
AIM Mid Cap Opportunities(1)              AIM European Small Company            March 31, 2001.
AIM Large Cap Opportunities(2)            AIM Asian Growth                          The AIM Family of Funds--Registered
AIM Emerging Growth                       AIM Japan Growth                      Trademark-- is distributed nationwide, and
AIM Small Cap Growth(1)                   AIM International Emerging Growth     AIM today is the eighth-largest mutual fund
AIM Aggressive Growth                     AIM European Development              complex in the United States in assets under
AIM Mid Cap Growth                        AIM Euroland Growth                   management, according to Strategic Insight,
AIM Small Cap Equity                      AIM Global Aggressive Growth          an independent mutual fund monitor.
AIM Capital Development                   AIM International Equity                  AIM is a subsidiary of AMVESCAP PLC, one of
AIM Constellation                         AIM Advisor International Value       the world's largest independent financial
AIM Dent Demographic Trends               AIM Worldwide Spectrum                services companies with $370 billion in
AIM Select Growth                         AIM Global Trends                     assets under management as of March 31, 2001.
AIM Large Cap Growth                      AIM Global Growth
AIM Weingarten
AIM Mid Cap Equity                            MORE CONSERVATIVE
AIM Value II
AIM Charter                                 SECTOR EQUITY FUNDS
AIM Value
AIM Blue Chip                                 MORE AGGRESSIVE
AIM Basic Value
AIM Large Cap Basic Value                 AIM New Technology
AIM Balanced                              AIM Global Telecommunications and Technology
AIM Advisor Flex                          AIM Global Infrastructure
                                          AIM Global Resources
      MORE CONSERVATIVE                   AIM Global Financial Services
                                          AIM Global Health Care
                                          AIM Global Consumer Products and Services
                                          AIM Advisor Real Estate
                                          AIM Global Utilities

                                               MORE CONSERVATIVE

                         FIXED-INCOME FUNDS

TAXABLE FIXED-INCOME FUNDS               TAX-FREE FIXED-INCOME FUNDS

      MORE AGGRESSIVE                         MORE AGGRESSIVE

AIM Strategic Income                      AIM High Income Municipal
AIM High Yield II                         AIM Tax-Exempt Bond of Connecticut
AIM High Yield                            AIM Municipal Bond
AIM Income                                AIM Tax-Free Intermediate
AIM Global Income                         AIM Tax-Exempt Cash
AIM Floating Rate
AIM Intermediate Government                   MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

      MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change.
(1)Closed to new investors. (2)AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS,
SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after July 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

[DALBAR AWARDS LOGO APPEARS HERE]                       [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                       GHC-SAR-1

A I M Distributors, Inc.